SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 12B-25


                        Commission File Number: 000-30603


                           NOTIFICATION OF LATE FILING


            (Check One): /X / Form 10-KSB / / Form 11-K / / Form 2-F
                         / / Form 10-QSB / / Form N-SAR

                                For Period Ended:

                               SEPTEMBER 30, 2003

      / / Transition Report on Form 10-K / / Transition Report on Form 10-Q / / Transition Report on Form 20-F / / Transition Report on Form N-SAR
                       / / Transition Report on Form 11-K

                          For Transition Period Ended:


             READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE

      Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:



                         Part I. REGISTRANT INFORMATION

Full name of registrant:

                  HIV-VAC, Inc.

Former name if applicable

Address of principal executive office (Street and Number) :

                  12 Harben Court
                  Collingwood, Ontario
                  Canada L9Y 4L8

                                    PART II.
                             RULE 12b-25 (B) AND (C)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to this Rule 12b-25 (b), the following should be completed. (Check box if appropriate.)


[ X ]    (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ X ]    (b) The  subject  annual  report  on Form  10-KSB,  will be filed on or before the fifteenth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.



                                    PART III.
                                    NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

         The Registrant is unable to file the subject report in a timely manner because the Registrant was not able to complete timely its financial statements without unreasonable effort or expense.


                                    PART IV.
                                OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

                  Kevin Murray             (705)           444-6317
                  ------------             -----           --------

                      (Name)            (Area Code)   (Telephone Number)

         (2) Have all other periodic reports required under Section 13 of 15 (d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                    /X/ Yes    / / No


         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                    / / Yes    /X/ No

         If  so:  attach  an  explanation  of  the  anticipated   change,   both
narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                  HIV-VAC, INC.

                  (Name of registrant as specified in charter)

         Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:    December 30, 2003                     By : /s/ Kevin Murray
                                                   ------------------------
                                               Kevin Murray
                                               CEO, President and Chairman